share-based compensation - TELUS Corp restricted share units activity (Details) - Restricted share units without market performance conditions	3 Months Ended	6 Months Ended
	Jun. 30, 2025 EquityInstruments $ / shares	Jun. 30, 2025 EquityInstruments $ / shares
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	12,339,850	7,452,536
Granted - Initial award	104,879	4,965,800
In lieu of dividends	(241,703)	(393,796)
Vested	(55,930)	(82,287)
Forfeited	129,568	228,911
Outstanding, end of period - Non-vested	12,500,934	12,500,934
Number of restricted share units - Vested
Outstanding, beginning of period - Vested	32,876	32,723
Granted - Initial award		0
In lieu of dividends	(652)	(1,327)
Vested	55,930	82,287
Settled in equity	(10,063)	(10,063)
Settled in cash	(45,866)	(72,745)
Outstanding, end of period - Vested	33,529	33,529
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 23.64	$ 25.03
Outstanding, beginning of period, vested | $ / shares	26.11	26.17
Granted - Initial award | $ / shares	21.69	21.69
In lieu of dividends | $ / shares	20.28	19.98
Vested | $ / shares	24.33	24.56
Settled in equity | $ / shares	24.54	24.54
Settled in cash | $ / shares	24.26	24.55
Forfeited | $ / shares	26.54	25.87
Outstanding, end of period, non-vested | $ / shares	23.56	23.56
Outstanding, end of period, vested | $ / shares	$ 26.05	$ 26.05